Stockholders Equity (Details) (Series A Preferred Stock, USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Series A Preferred Stock
Number of Preferred Shares
Shares Outstanding, beginning balance	129,062	129,062
Shares Outstanding, ending balance	129,062	129,062
Number of Common Shares Convertible
Shares Outstanding, beginning balance	64,531	64,531
Shares Outstanding, ending balance	64,531	64,531
Proceeds if Shares Converted
Amount converted, beginning balance	25,812	25,812
Amount converted, ending balance	25,812	25,812
Weighted Average Exercise Price Per Common Stock
Shares Outstanding, beginning balance	$ 0.40	$ 0.40
Shares Converted		$ 0.40
Sharess Outstanding, ending balance	$ 0.40	$ 0.40